USAA            9800 Fredericksburg Road
EAGLE           San Antonio, Texas 78288
LOGO (R)

April 26, 2013
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  USAA Mutual Funds Trust
Post-Effective Amendment No. 86 to
Registration Statement on Form N-1A
1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 86 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on July 10, 2013, pursuant to Rule 485(a)(2) under the 1933 Act.

The primary purpose of the Amendment is to register shares of two new series of the Registrant: (Target Retirement 2060 Fund, Flexible Income Fund Shares, Flexible Income Fund Institutional Shares, and Flexible Income Fund Adviser Shares).

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

                                                                                                      /S/ JAMES G. WHETZEL
                                                                                                James G. Whetzel
Assistant Secretary
USAA Mutual Funds Trust
Enclosures

USAA Asset Management Company